Subsequent Events (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands				1 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2025 $ / shares shares	Jul. 08, 2025 $ / shares	Apr. 17, 2025 $ / shares	Oct. 31, 2025 CAD ($) $ / shares shares	Oct. 31, 2025 USD ($) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2025 shares	Oct. 31, 2025 $ / shares
Subsequent Event [Line Items]
Number of options exercised						600,000
Proceeds from options exercised | $						$ 738	$ 0
Restricted share units [Member]
Subsequent Event [Line Items]
Number of options exercised						1,318,441	108,100	326,644
Restricted share units [Member] | Employees, officers, directors and eligible consultants [Member]
Subsequent Event [Line Items]
RSU granted fair value per share | $ / shares		$ 3.03	$ 2.05
Subsequent events [Member] | Restricted share units [Member]
Subsequent Event [Line Items]
Number of common shares issued				81,000	81,000
Subsequent events [Member] | Restricted share units [Member] | Employees, officers, directors and eligible consultants [Member]
Subsequent Event [Line Items]
Number of RSU granted	2,720,900
RSU granted fair value per share | $ / shares	$ 7.73
Subsequent events [Member] | Amended October 2024 ATM Equity Program [Member]
Subsequent Event [Line Items]
Number of common shares issued				522,778	522,778
Proceeds from common shares | $					$ 2,000
Sale of stock, price per share | (per share)	$ 5.27			$ 5.27					$ 3.79
Cash commission | $					$ 51
Subsequent events [Member] | Stock options [Member]
Subsequent Event [Line Items]
Number of options exercised				75,100	75,100
Proceeds from options exercised | $				$ 449
Subsequent events [Member] | Stock options [Member] | Tranche one [Member]
Subsequent Event [Line Items]
Number of options exercised				55,100	55,100
Exercise price per option | $ / shares				$ 5.66
Subsequent events [Member] | Stock options [Member] | Tranche two [Member]
Subsequent Event [Line Items]
Number of options exercised				20,000	20,000
Exercise price per option | $ / shares				$ 6.86
Subsequent events [Member] | Broker warrants [Member]
Subsequent Event [Line Items]
Number of common shares issued				215,625	215,625
Proceeds from common shares | $				$ 1,100
Number of options exercised				215,625	215,625
Exercise price per option | $ / shares				$ 5